Share-Based Compensation (Tables)	3 Months Ended	11 Months Ended
	Mar. 31, 2023	Dec. 31, 2022
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Schedule of company's stock option activity of Option plans

			Weighted
		Weighted	Average	Aggregate
		Average	Remaining	Intrinsic
	Number of	Exercise Price	Contractual	Value
	Options	(per share)	Life (Years)	(in thousands)
Options outstanding at December 31, 2022	3,547	$90.50	9.4	$1,804
Recapitalization	379,824	(89.66)	—	—
Options outstanding at December 31, 2022	383,371	0.84	9.4	1,804
Granted	1,558,562	1.20	—	—
Options outstanding at March 31, 2023	1,941,933	$1.13	9.6	$26,781
Options vested and exercisable at March 31, 2023	85,708	$0.84	9.2	$1,207

Schedule of weighted-average assumptions used to estimate the fair value of the Stock Options

For the Three Months
Ended March 31, 2023
Share price	$8.16
Expected volatility	96.5%
Risk-free rate	3.58%
Expected life	6.1 years
Expected dividend yield	—%

UK Plan
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Schedule of company's stock option activity of Option plans

	Number of Options	Weighted Average Exercise Price (per share)	Weighted Average Remaining Contractual Life (in years)	Aggregate Intrinsic Value (in thousands)
Outstanding as of January 18, 2022 (date of inception)	—	$—	—	$—
Granted	3,547	—	9.4	295
Exercised	(3,547)	—	295
Outstanding as of December 31, 2022	—	$—	—	$—
Exercisable as of December 31, 2022	—	$—	—	$—

US Plan
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Schedule of company's stock option activity of Option plans

	Number of Options	Weighted Average Exercise Price (per share)	Weighted Average Remaining Contractual Life (in years)	Aggregate Intrinsic Value (in thousands)
Outstanding as of January 18, 2022 (date of inception)	—	$—	—	$—
Granted	3,547	90.5	9.4	—
Outstanding as of December 31, 2022	3,547	$90.5	9.4	$1,804
Exercisable as of December 31, 2022	601	$90.5	9.4	$306

Schedule of weighted-average assumptions used to estimate the fair value of the Stock Options
Risk-free interest rate	3.0%
Expected dividend yield	—
Expected term (years)	5.00 – 5.96
Expected volatility	95.1%